Consolidated Statements of Operations (USD $) In Thousands, except Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
INTEREST INCOME
Loans	$ 522,230	$ 561,069	$ 579,244
Mortgage-backed securities	108,207	91,775	109,486
Investment securities and cash equivalents	14,198	10,716	3,044
Interest and Dividend Income, Operating	644,635	663,560	691,774
INTEREST EXPENSE
Customer accounts	115,835	146,360	191,435
FHLB advances and other borrowings	111,861	122,741	127,192
Interest Expense	227,696	269,101	318,627
Net interest income	416,939	394,459	373,147
Provision for loan losses	93,104	179,909	193,000
Net interest income after provision for loan losses	323,835	214,550	180,147
OTHER INCOME
Gain on FDIC-assisted transaction	0	85,608	0
Prepayment penalty on FHLB advance	0	(8,150)	0
Gain on sale of investments	8,147	22,409	0
Other	17,786	20,563	19,009
Noninterest Income	25,933	120,430	19,009
OTHER EXPENSE
Compensation and benefits	72,034	69,879	57,097
Amortization of intangibles	1,447	2,140	3,331
Occupancy	14,480	13,933	13,049
FDIC insurance premiums	20,582	18,626	10,688
Other	29,496	28,830	25,105
Deferred loan origination costs	(1,980)	(1,928)	(2,210)
Noninterest Expense	136,059	131,480	107,060
Loss on real estate acquired through foreclosure, net	(40,050)	(80,475)	(16,354)
Income before income taxes	173,659	123,025	75,742
Income taxes
Current	88,373	(19,890)	56,075
Deferred	(25,855)	24,262	(28,505)
Income tax provision (benefit)	62,518	4,372	27,570
NET INCOME	111,141	118,653	48,172
Preferred dividends accrued	0	0	7,488
Net income available to common shareholders	$ 111,141	$ 118,653	$ 40,684
PER SHARE DATA
Basic earnings	$ 1.00	$ 1.06	$ 0.46
Diluted earnings	$ 1.00	$ 1.05	$ 0.46
Cash dividends per share	$ 0.24	$ 0.20	$ 0.20
Basic weighted average number of shares outstanding	111,383,877	112,438,059	88,689,553
Diluted weighted average number of shares outstanding, including dilutive stock options	111,460,106	112,745,261	88,711,694